Supplement dated February 24, 2023
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2022
Effective immediately, the portfolio manager information for Boston Partners Global Investors, Inc. under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Boston Partners Global Investors, Inc. (Boston Partners)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joseph Feeney, Jr., CFA	Chief Executive Officer and Chief Investment Officer of Boston Partners	Co-Portfolio Manager	2016
Scott Burgess, CFA	Equity Analyst	Co-Portfolio Manager	February 2023
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers for Boston Partners Global Investors, Inc. under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Boston Partners Global Investors, Inc. (Boston Partners)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joseph Feeney, Jr., CFA	Chief Executive Officer and Chief Investment Officer of Boston Partners	Co-Portfolio Manager	2016
Scott Burgess, CFA	Equity Analyst	Co-Portfolio Manager	February 2023
Mr. Feeney joined Boston Partners in 1995. Mr. Feeney began his investment career in 1985 and earned an M.B.A. from University of Chicago and a B.S. from the University of New Hampshire.
Mr. Burgess joined Boston Partners in 2005. Mr. Burgess began his investment career in 1999 and holds a B.S. in economics and a B.S. in chemical engineering from The Wharton School and The School of Engineering and Applied Science, respectively, at the University of Pennsylvania, and an M.B.A. from the University of Chicago Graduate School of Business.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP284_04_010_(02/23)